Cover	9 Months Ended
Oct. 31, 2019
Cover page.
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	PHREESIA, INC.
Entity Central Index Key	0001412408
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false